Goldman Sachs US Equity Dividend and Premium Fund Investment Strategy - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs US Equity Dividend and Premium Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in dividend-paying equity investments in large-cap U.S. issuers. Large-cap issuers are companies with relatively large market capitalizations. As of March 17, 2026, large-cap issuers generally have public stock market capitalizations between $2.8 billion and $4.4 trillion (or above $2.8 billion); however, this capitalization threshold will change over time and with market conditions. The Fund may also invest in securities below the then-existing large-cap issuer capitalization threshold. The Fund invests primarily in a diversified portfolio of common stocks of large-cap U.S. issuers. The Fund uses a variety of quantitative techniques, in combination with a qualitative overlay, when selecting investments. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research. The Fund seeks to generate additional cash flow and may reduce volatility by the sale of call options on the S&P 500® Index or other national or regional stock market indices (or related exchange-traded funds (“ETFs”)). The Fund expects that, under normal circumstances, it will sell call options in an amount that is between 20% and 75% of the value of the Fund’s portfolio. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of the call option. During periods in which the U.S. equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without the options. The Fund uses a tax-advantaged style and seeks to balance investment and tax considerations, primarily by seeking to avoid or minimize any net short-term capital gains. The Fund’s investments in fixed income securities are limited to cash equivalents. The Investment Adviser measures the Fund’s performance against the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index.